Average Annual Total Returns - R5 R6 Shares - JPMorgan Hedged Equity Fund	Class R5 Life of Fund since	Class R5 1 Year	Class R5 5 Years	Class R5 Inception Date	Class R5 Return After Taxes on Distributions Life of Fund since	Class R5 Return After Taxes on Distributions 1 Year	Class R5 Return After Taxes on Distributions 5 Years	Class R5 Return After Taxes on Distributions and Sale of Fund Shares Life of Fund since	Class R5 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class R5 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class R6 Life of Fund since	Class R6 1 Year	Class R6 5 Years	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years	ICE BOFAML 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since	ICE BOFAML 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	ICE BOFAML 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years
Total	8.38%	14.23%	9.83%	Dec. 13, 2013	8.05%	13.87%	9.48%	6.65%	8.65%	7.74%	8.46%	14.34%	9.91%	13.48%	18.40%	15.22%	0.86%	0.67%	1.20%